Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 06, 2021
Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 06, 2021
Document Effective Date	Jul. 06, 2021
Prospectus Date	Feb. 01, 2021
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class I
Prospectus:
Trading Symbol	MMTWX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M5
Prospectus:
Trading Symbol	MMTTX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M4
Prospectus:
Trading Symbol	MMTUX
MassMutual Select T. Rowe Price Retirement 2020 Fund | Class M3
Prospectus:
Trading Symbol	MMTVX